Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions	The following summarizes the Company's interest rate swap agreement as at June 30, 2020:

	Interest Rate	Notional Amount	Fair Value /Carrying Amount of Liability	Remaining Term	Fixed Swap Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	(1,038)	4.5	0.76

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2020, ranged from 0.50% to 3.50%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accounts receivable (Accrued liabilities)	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$	$
As at June 30, 2020
Interest rate swap agreement	—	—	—	(249)	(789)
Forward freight agreements	—	—	—	(165)	—
	—	—	—	(414)	(789)

As at December 31, 2019
Interest rate swap agreements	577	82	230	—	—
Forward freight agreements	—	—	—	(86)	—
	577	82	230	(86)	—

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Company’s unaudited consolidated statements of income (loss) as follows:

	Three Months Ended			Three Months Ended
	June 30, 2020			June 30, 2019
	Realized gains (losses)	Unrealized (losses) gains	Total	Realized gains (losses)	Unrealized (losses) gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	86	(483)	(397)	829	(2,699)	(1,870)
Forward freight agreements	(200)	8	(192)	(29)	121	92
	(114)	(475)	(589)	800	(2,578)	(1,778)

	Six Months Ended			Six Months Ended
	June 30, 2020			June 30, 2019
	Realized gains (losses)	Unrealized (losses)	Total	Realized gains (losses)	Unrealized (losses) gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	609	(1,697)	(1,088)	1,783	(4,470)	(2,687)
Forward freight agreements	(249)	(79)	(328)	(42)	104	62
	360	(1,776)	(1,416)	1,741	(4,366)	(2,625)